                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                   June 30, 2011

Check here if Amendment [_]; Amendment Number: __________

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gallagher Fiduciary Advisors, LLC
Address:  Two Pierce Place
          Itasca, Illinois 60143

Form 13F File Number:     28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:      April J. Hanes-Dowd
   Title:     Secretary
   Phone:     (630) 773-3800

Signature, Place, and Date of Signing:

 /s/ April J. Hanes-Dowd       Itasca, Illinois          August 12, 2011
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Explanatory Note:

During the quarter ended June 30, 2011, Gallagher Fiduciary Advisors, LLC acquired substantially all of the assets formerly held by Independent Fiduciary Services, Inc. (CIK:0001389378; Form 13F File Number: 28-12135). As a result, beginning with this Form 13F, all of the holdings previously reported by Independent Fiduciary Services, Inc. will be reported by Gallagher Fiduciary Advisors, LLC.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

Form 13F File Number              Name

28-14530                          Arthur J. Gallagher & Co.